UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

4380 King Street, #810

Alexandria, VA 22302

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

4380 King Street, #810

Alexandria, VA 22302

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 90.17%

Accident & Health Insurance - 0.32%
403	Triple-S Management Corp. *	$ 6,750

Bituminous Coal & Lignite Surface Mining - 1.53%
550	BHP Biliton Plc. ADR	29,194
200	Cloud Peak Energy, Inc. *	3,390
		32,584
Broadwoven Fabric Mills, Man Made Fabric & Silk - 0.72%
1,720	Hallwood Group, Inc. *	15,188

Commercial Banks, NEC - 1.17%
3,000	Grupo Financiero Galicia S.A. *	24,840

Computer Equipment - 0.80%
800	Black Box Corp. *	17,080

Diversified Financial Services - 1.78%
4,500	Prospect Capital Corp.	37,845

Electronic Components, NEC - 1.59%
2,000	SL Industries, Inc. *	33,700

Fire, Marine & Casualty Insurance - 2.79%
1,900	AmTrust Financial Services, Inc.	42,294
2,300	Maiden Holdings Ltd.	16,997
		59,291
Hospital & Medical Service Plans - 1.29%
700	Amerigroup Corp. *	27,307

Household Audio & Video Equipment - 0.49%
6,806	Emerson Radio Corp. *	10,413

Industrial Organic Chemicals - 1.27%
1,100	Lyondellbasell Industries N.V. Class-A	26,873

Industrial Trucks, Tractors, Trailers & Stackers - 1.79%
600	NAACO Industries, Inc.	38,040

Insurance Agents, Brokers & Services - 1.60%
6,353	Crawford & Co. Class-B	34,052

Life Insurance - 2.50%
4,100	American Equity Investment Live Holding, Co.	35,875
2,450	ING Groep N.V. ADR *	17,273
		53,148
Medicinal Chemicals & Botanical Products - 2.25%
3,115	Nutraceutical International Corp. *	39,810
290	Usana Health Sciences, Inc. *	7,975
		47,785
Metal Mining - 1.56%
750	Rio Tinto Plc. ADR	33,060

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.60%
3,200	Exide Technologies *	12,800

Motor Vehicle Parts & Accessories - 0.61%
300	Lear Corp.	12,870

National Commercial Banks - 0.82%
750	First Republic Bank *	17,370

Papers & Allied Products - 0.97%
4,000	Boise, Inc. *	20,680

Personal Credit Institutions - 3.51%
850	Advance America, Cash Advance Centers, Inc.	6,256
2,000	Nelnet, Inc. Class-A	37,560
550	World Acceptance Corp. *	30,773
		74,589
Petroleum Refining - 1.80%
400	China Petroleum & Chemical Corp. ADR	38,320

Pharmaceutical Preparations - 11.22%
700	Astrazeneca Plc. ADR	31,052
1,450	Endo Pharmaceutical Holdings, Inc. *	40,586
1,250	Hi Tech Pharmacal Co., Inc. *	42,000
1,000	Lilly, Eli & Co.	36,970
2,400	Medicines Co. *	35,712
1,900	Nature's Sunshine Products, Inc. *	26,752
6,593	Sciclone Pharmaceuticals, Inc. *	25,119
		238,191
Plastics, Materials, Synthetic Resins, & Nonvulcan Elastomers - 1.04%
1,600	Georgia Gulf Corp. *	22,128

Plastics Products, NEC - 1.41%
5,100	American Biltrite, Inc. *	29,937

Printed Circuit Boards - 1.42%
4,800	Sparton Corp. *	30,144

Pulp Mills - 0.96%
3,000	Mercer International, Inc. *	20,400

Radiotelephone Communications - 1.29%
2,900	Partner Communications Co. Ltd.	27,405

Retail-Catalog & Mail-Order Houses - 2.38%
2,100	Insight Enterprises, Inc. *	31,794
100	PC Connection, Inc. *	798
3,400	PC Mall, Inc. *	17,952
		50,544
Retail-Eating Places - 0.85%
2,500	Flanigans Enterprises, Inc.	18,100

Retail-Home Furniture, Furnishings & Equipment Stores - 1.95%
9,264	Appliance Recycling Centers of America, Inc. *	41,503

Retail-Miscellaneous Retail - 1.75%
1,300	EZCORP, Inc. Class-A *	37,102

Retail-Miscellaneous Shopping Goods Stores - 0.14%
15,299	Iparty Corp. *	2,904

Savings Institutions Federally Chartered - 0.25%
600	Provident Financial Holdings, Inc.	5,244

Security Brokers, Dealers & Flotation Companies - 0.59%
600	INTL FCStone, Inc. *	12,456

Semi Conductors & Related Devices - 6.02%
4,394	Alpha & Omega Semiconductor Ltd. *	36,074
4,337	GT Solar International, Inc. *	30,446
4,800	Kulicke & Soffa Industries, Inc. *	35,808
2,091	Spansion, Inc. *	25,552
		127,880
Services-Business Services - 0.01%
182	Spar Group, Inc. *	218

Services-Computer Integrated Systems Design - 2.51%
4,922	Cimatron Ltd.	15,357
1,445	Synnex Corp. *	37,859
		53,216
Services-Offices & Clinics of Doctors of Medicine - 0.82%
3,858	Metropolitan Health Networks, Inc. *	17,515

Services-Prepackaged Software - 1.54%
16,307	Majesco Entertainment Co. *	32,614

Services-Skilled Nursing Care - 0.24%
2,000	Five Star Quality Care, Inc. *	5,000

Soap, Detergent, Cleaning Preparations, Parfums, Cosmetics - 0.89%
280	Stepan Co.	18,810

Special Industry Machinery, NEC - 0.57%
1,500	Amtech Systems, Inc. *	12,000

Telephone Communications (No Radiotelephone) - 2.42%
270	China Telecom Corp., Ltd.	16,710
12,800	Multiband Corp. *	31,488
124	Vivo Participacoes S.A.	3,280
		51,478
Truck & Bus Bodies - 1.72%
2,100	Miller Industries, Inc.	36,435

Wholesale-Computers & Peripheral Equipment & Software - 4.13%
1,600	Eplus, Inc. *	39,472
2,200	Ingram Micro, Inc. *	35,486
3,300	SED International Holdings, Inc. *	10,527
217	Wayside Technology Group, Inc.	2,170
		87,655
Wholesale-Drugs, Proprietaries & Druggist Sundries - 2.18%
1,150	Amerisourcebergen Corp.	42,861
80	Cardinal Health, Inc.	3,350
		46,211
Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.38%
3,750	Universal Power Group, Inc. *	8,063

Wholesale-Electronic Parts & Equipment, NEC - 4.50%
1,250	Arrow Electronics, Inc. *	34,725
2,408	Brightpoint, Inc. *	22,202
2,900	Tessco Technologies, Inc.	38,541
		95,468
Wholesale-Farm Product Raw Material - 1.58%
1,000	Andersons, Inc.	33,630

Wholesale-Groceries & General Lines - 1.69%
500	Amcon Distributing Co.	28,500
245	Core-Mark Holding Co., Inc. *	7,492
		35,992
Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.29%
91	MWI Veterinary Supply, Inc. *	6,262

Wholesale-Petroleum & Petroleum Products - 1.69%
1,100	World Fuel Services Corp.	35,915

TOTAL FOR COMMON STOCKS (Cost $2,265,994) - 90.17%		$ 1,915,005

REAL ESTATE INVESTMENT TRUSTS - 4.66%
1,500	American Capital Agency Corp.	40,650
2,200	Annaly Capital Management, Inc.	36,586
9,700	Capital Trust, Inc. *	21,631

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $117,800) - 4.66%		$ 98,867

PUT OPTIONS - 9.09%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
2,200	December 2011 Put @ 650.00	130,240

	Russell 2000 Index
400	December 2011 Put @ 720.00	40,000

	S&P 500 Index
300	December 2011 Put @ 1,130.00	22,770

	Total (Premiums Paid $169,955) - 9.09%	$ 193,010

SHORT TERM INVESTMENTS - 2.51%
53,320	Fidelity Money Market Portfolio Class Select 0.07% ** (Cost $53,320)	$ 53,320

TOTAL INVESTMENTS (Cost $2,607,069) - 106.42%		$ 2,260,202

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.42%)		(136,400)

NET ASSETS - 100.00%		$ 2,123,802

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.
ADR- American Depository Receipt

Wegener Adaptive Growth Fund
Written Options
September 30, 2010

CALL OPTIONS WRITTEN - 6.71%

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Russell 2000 Index
2,200	December 2011 Call @ 650.00	112,420

	Russell 2000 Index
400	December 2011 Call @ 720.00	8,760

	S&P 500 Index
300	December 2011 Call @ 1,130.00	21,420

	Total (Premiums Received $220,380)	$ 142,600

Wegener Adaptive Growth Fund
Notes to Financial Statements
September 30, 2011 (Unaudited)

1. SECURITY TRANSACTIONS
At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,607,069 amounted to $336,832 which consisted of aggregate gross unrealized appreciation of
$161,987 and aggregate gross unrealized depreciation of $498,820.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of September 30, 2011.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,914,787	$218	$0	$ 1,915,005
Real Estate Investment Trusts	$98,867	$0	$0	$ 98,867
Limited Partnerships	$0	$0	$0	$ 0
Options Purchased	$0	$193,010	$0	$193,010
Cash Equivalents	$53,320	$0	$0	$53,320
Total	$2,066,974	$193,228	$0	$2,260,202

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$0	$142,600	$0	$142,600
Total	$0	$142,600	$0	$142,600

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 3, 2011